UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04993

Nicholas Limited Edition, Inc.

(Exact name of registrant as specified in charter)

700 North Water Street, Milwaukee, Wisconsin 53202

(Address of principal executive offices)          (Zip code)

Jeffrey T. May, Senior Vice President and Treasurer

700 North Water Street

Milwaukee, Wisconsin 53202

(Name and address of agent for service)

Registrant's telephone number, including area code: 414-272-4650

Date of fiscal year end: 12/31/2004

Date of reporting period: 06/30/2004

THE FORM N-CSRS FILING SUBMITTED ON 08/31/2004 AT 15:20, WITH ASCENSION NUMBER 0001160378-04-000009 FOR NICHOLAS LIMITED EDITION, INC. (FILE NUMBER 811-04993) WAS FILED IN ERROR.  THIS AMENDMENT IS THE DEFINITIVE FORM N-CSRS FOR THE REGISTRANT FOR THE PERIOD ENDED JUNE 30, 2004.

Item 1. Report to Stockholders.

August 2004

Report to Fellow Shareholders:

The stock market is in a foul mood as I write this letter to report on Nicholas Limited Editions' semiannual performance. Concerns over terrorism, high fuel prices, job growth and higher interest rates have caused the market to react negatively. At this point with corporate earnings strong and corporate balance sheets in good shape along with a recovering economy we look at this correction as an opportune time to be net buyers.

Returns for Nicholas Limited Edition, Inc. and selected indices are provided in the chart below for the periods ended June 30, 2004.

		Average Annual Total Return
	6 Month	1 Year	3 Year	5 Year	10 Year	15 Year
Nicholas Limited Edition, Inc.	9.06%	33.03%	5.64%	2.08%	9.29%	10.38%
Russell 2000 Growth Index	5.68%	31.55%	-0.22%	-0.45%	7.15%	7.29%
Morningstar Small Growth Fund Category	4.09%	28.31%	-0.04%	4.19%	10.29%	9.88%
Standard and Poor's 500 Index	3.44%	19.10%	-0.69%	-2.20%	11.82%	11.32%
Ending value of $10,000 invested in Nicholas Limited Edition, Inc. (Distributions Reinvested)	$10,906	$13,303	$11,789	$11,083	$24,302	$44,018

Total returns are historical and include change in share price and reinvestment of dividend and capital gain distributions. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions. Past performance is no guarantee of future results. Investment returns and principal value will fluctuate, so that investors' shares, when redeemed, may be worth more or less than original cost. Performance data current to the most recent month-end, which may be higher or lower than that cited, is available at www.nicholasfunds.com/returns.htm.

The Fund's performance for the first six-months of 2004 was driven by good stock selection in the financial and technology sector as well as strong stock performance in the energy sector. Healthcare and industrial stocks also performed well in the period. Individual stocks that performed well include, Shuffle Master, Inc., O'Reilly Automotive, Denbury Resources, Respironics, Inc. and FLIR Systems, Inc.

During this recent correction we will be looking for bargains in high quality growth companies. We still believe these companies will outperform over the next few years as uncertainty abounds and the economy grows at a muted pace.

Thank you for your continued support.

Sincerely,

David O. Nicholas, CFA

Portfolio Manager

Financial Highlights
(For a share outstanding throughout each period)
-----------------------------------------------------------------------------------------------------------------------

                                              Six Months                   Year Ended June 30,
                                          Ended 06/30/2004   ---------------------------------------------------
                                             (unaudited)      2003       2002       2001        2000       1999
                                          ----------------   ------     ------     ------      ------     ------
NET ASSET VALUE, BEGINNING OF PERIOD           $17.43        $12.49     $16.37     $15.16      $22.61     $24.20
   INCOME (LOSS) FROM
    INVESTMENT OPERATIONS
   Net investment income (loss)                  (.02)         (.05)      (.07)      (.08)       (.02)       .05
   Net gain (loss) on securities
    (realized and unrealized)                    1.60          4.99      (3.78)      1.33       (1.85)     (1.05)
                                               ------        ------     ------     ------      ------     ------
        Total from investment operations         1.58          4.94      (3.85)      1.25       (1.87)     (1.00)
                                               ------        ------     ------     ------      ------     ------
   LESS DISTRIBUTIONS
   From net investment income                      --            --         --         --          --       (.05)
   From net capital gain                           --            --       (.03)      (.04)      (5.58)      (.54)
                                               ------        ------     ------     ------      ------     ------
        Total distributions                        --            --       (.03)      (.04)      (5.58)      (.59)
                                               ------        ------     ------     ------      ------     ------
NET ASSET VALUE, END OF PERIOD                 $19.01        $17.43     $12.49     $16.37      $15.16     $22.61
                                               ------        ------     ------     ------      ------     ------
                                               ------        ------     ------     ------      ------     ------

TOTAL RETURN                                    9.06%*       39.55%   (23.51)%      8.21%     (8.66)%    (4.09)%

SUPPLEMENTAL DATA:
Net assets, end of period (millions)           $161.1        $146.0     $107.5     $164.2      $191.4     $278.8
Ratio of expenses to average net assets          .87%**        .91%       .90%       .89%        .86%       .87%
Ratio of net investment income (loss)
 to average net assets                         (.20)%**      (.32)%     (.49)%     (.47)%      (.12)%       .21%
Portfolio turnover rate                        34.95%**      40.32%     58.89%     60.82%      82.14%     36.01%

    * Not annualized.
   ** Annualized.

               The accompanying notes to financial statements are an integral part of these highlights.

-----------------------------------------------------------------------------------------------------------------------
Top Ten Portfolio Holdings
June 30, 2004 (unaudited)
-----------------------------------------------------------------------------------------------------------------------

                                                                 Percentage
   Name                                                        of Net Assets
   ----                                                        -------------
   AptarGroup, Inc. ..........................................     2.10%
   TESSCO Technologies Incorporated ..........................     2.04%
   FLIR Systems, Inc. ........................................     2.01%
   Renal Care Group, Inc. ....................................     2.00%
   International Speedway Corporation - Class A ..............     1.96%
   DaVita, Inc. ..............................................     1.87%
   Sypris Solutions, Inc. ....................................     1.71%
   ChoicePoint Inc. ..........................................     1.70%
   O'Reilly Automotive, Inc. .................................     1.68%
   Crosstex Energy, Inc. .....................................     1.64%
                                                                  ------
   Total of top ten ..........................................    18.71%
                                                                  ------
                                                                  ------

Schedule of Investments
June 30, 2004 (unaudited)
-------------------------------------------------------------------------------

 Shares or
 Principal
  Amount                                                       Value
-----------                                                ------------

COMMON STOCKS -- 95.99%
             Consumer Discretionary - Consumer
              Durables & Apparel -- 1.02%
    56,100   Yankee Candle Company, Inc. (The) *         $  1,640,925
                                                         ------------
             Consumer Discretionary - Hotels,
              Restaurants & Leisure -- 7.51%
    46,250   Applebee's International, Inc.                 1,064,675
    37,000   Brinker International, Inc. *                  1,262,440
    65,000   International Speedway
              Corporation - Class A                         3,161,600
    25,000   Krispy Kreme Doughnuts, Inc. *                   477,250
    84,757   Orbitz, Inc. *                                 1,832,446
     8,000   P.F. Chang's China Bistro, Inc. *                329,200
    57,500   Panera Bread Company *                         2,063,100
    52,500   Shuffle Master, Inc. *                         1,906,275
                                                         ------------
                                                           12,096,986
                                                         ------------
             Consumer Discretionary - Media -- 4.61%
    74,800   Emmis Communications Corporation *             1,569,304
   225,000   IMAX Corporation *                             1,246,500
    58,000   Journal Communications, Inc.                   1,092,140
   115,000   Radio One, Inc. - Class A *                    1,852,650
    61,500   Salem Communications Corporation *             1,668,495
                                                         ------------
                                                            7,429,089
                                                         ------------
             Consumer Discretionary - Retail -- 3.88%
    32,400   Gander Mountain Company *                        743,580
    60,000   O'Reilly Automotive, Inc. *                    2,712,000
   105,000   Pier 1 Imports, Inc.                           1,857,450
    20,000   Too, Inc. *                                      334,000
    20,000   United Auto Group, Inc.                          613,000
                                                         ------------
                                                            6,260,030
                                                         ------------
             Consumer Staples - Food,
              Beverage & Tobacco -- 1.82%
    48,000   Constellation Brands, Inc. - Class A *         1,782,240
    25,000   J.M. Smucker Company (The)                     1,147,750
                                                         ------------
                                                            2,929,990
                                                         ------------
             Consumer Staples - Food
              & Staple Retail -- 0.51%
   107,200   Fresh Brands, Inc.                               824,368
                                                         ------------
             Consumer Staples - Household
              & Personal Products -- 0.43%
    25,000   Rayovac Corporation *                            702,500
                                                         ------------
             Energy -- 4.14%
    70,000   Contango Oil & Gas Company *                     465,500
    66,000   Crosstex Energy, Inc.                          2,646,600
    70,000   Denbury Resources Inc. *                       1,466,500
   294,800   Exploration Company of Delaware (The) *        1,117,292
    65,000   Harvest Natural Resources, Inc. *                969,150
                                                         ------------
                                                            6,665,042
                                                         ------------
             Financials - Banks -- 2.72%
   101,000   Baylake Corp.                                  1,565,500
    25,000   Commerce Bancorp, Inc.                         1,375,250
    55,000   FirstMerit Corporation                         1,450,350
                                                         ------------
                                                            4,391,100
                                                         ------------
             Financials - Diversified -- 5.32%
    37,500   Affiliated Managers Group, Inc. *              1,888,875
    45,000   Eaton Vance Corp.                              1,719,450
    45,000   Edwards (A.G.), Inc.                           1,531,350
    53,300   National Financial Partners Corporation        1,879,891
    70,000   Waddell & Reed Financial, Inc.                 1,547,700
                                                         ------------
                                                            8,567,266
                                                         ------------
             Financials - Insurance -- 6.90%
    47,000   AXIS Capital Holdings Limited                  1,316,000
    55,000   Brown & Brown, Inc.                            2,370,500
    75,000   HCC Insurance Holdings, Inc.                   2,505,750
    35,000   Hilb, Rogal and Hamilton Company               1,248,800
    25,500   IPC Holdings, Ltd.                               941,715
    22,500   Mercury General Corporation                    1,117,125
    43,400   Willis Group Holdings Limited                  1,625,330
                                                         ------------
                                                           11,125,220
                                                         ------------
             Health Care - Equipment -- 10.54%
    15,000   Advanced Medical Optics, Inc. *                  638,550
    10,000   Animas Corporation *                             186,500
    60,000   Apogent Technologies Inc. *                    1,920,000
    32,200   Biolase Technology, Inc. *                       433,412
   135,450   Bruker BioSciences Corporation *                 659,642
    50,300   Cyberonics, Inc. *                             1,678,008
    20,000   Exactech, Inc. *                                 434,000
    50,000   ICU Medical, Inc. *                            1,676,500
    17,100   Kinetic Concepts, Inc. *                         853,290
    60,800   Matthews International Corporation             2,002,752
    32,500   Molecular Devices Corporation *                  577,850
    25,000   Ocular Sciences, Inc. *                          950,000
   130,000   Osteotech, Inc. *                                843,700
    22,500   Respironics, Inc. *                            1,321,875
    95,000   STAAR Surgical Company *                         741,000
    60,000   Thoratec Corporation *                           643,800
    40,000   Wright Medical Group, Inc. *                   1,424,000
                                                         ------------
                                                           16,984,879
                                                         ------------
             Health Care - Pharmaceuticals
              & Biotechnology -- 6.88%
   110,100   Axcan Pharma Inc. *                            2,323,110
    49,000   Charles River Laboratories
              International, Inc. *                         2,394,630
    48,000   Medicis Pharmaceutical Corporation
              - Class A                                     1,917,600
    65,000   Shire Pharmaceuticals Group PLC *              1,738,100
    37,500   Taro Pharmaceutical Industries Ltd. *          1,631,250
    25,000   Techne Corporation *                           1,086,250
                                                         ------------
                                                           11,090,940
                                                         ------------
             Health Care - Services -- 7.11%
    25,000   Advisory Board Company (The) *                   890,000
    70,000   AmSurg Corp. *                                 1,759,100
    97,500   DaVita, Inc. *                                 3,005,925
    50,000   LifePoint Hospitals, Inc. *                    1,861,000
    21,500   Priority Healthcare Corporation *                493,425
    97,125   Renal Care Group, Inc. *                       3,217,751
     5,000   VCA Antech, Inc. *                               224,100
                                                         ------------
                                                           11,451,301
                                                         ------------
             Industrials - Capital Goods -- 7.35%
    40,000   CUNO Incorporated *                            2,134,000
    55,000   DRS Technologies, Inc. *                       1,754,500
    22,000   Engineered Support Systems, Inc.               1,287,220
    37,500   Fastenal Company                               2,131,125
    30,150   Graco Inc.                                       936,158
    60,000   MSC Industrial Direct Co., Inc.
              - Class A                                     1,970,400
    32,500   Teleflex Incorporated                          1,629,875
                                                         ------------
                                                           11,843,278
                                                         ------------
             Industrials - Commercial Services
              & Supplies -- 3.03%
     5,000   Brady Corporation                                230,500
    60,061   ChoicePoint Inc. *                             2,742,385
     4,500   Corporate Executive Board Company (The)          260,055
    60,000   DeVry Inc. *                                   1,645,200
                                                         ------------
                                                            4,878,140
                                                         ------------
             Industrials - Transportation -- 2.35%
    45,000   C.H. Robinson Worldwide, Inc.                  2,062,800
    60,000   Knight Transportation, Inc. *                  1,723,800
                                                         ------------
                                                            3,786,600
                                                         ------------
             Information Technology -
              Communication Equipment -- 1.34%
    75,000   Andrew Corporation *                           1,500,750
    75,000   Tellabs, Inc. *                                  655,500
                                                         ------------
                                                            2,156,250
                                                         ------------
             Information Technology - Semiconductors
              & Semiconductor Equipment -- 2.95%
    60,000   AMIS Holdings, Inc. *                          1,015,200
   100,000   Entegris, Inc. *                               1,157,000
    90,000   Micrel, Incorporated *                         1,093,500
   138,900   Pericom Semiconductor Corporation *            1,487,619
                                                         ------------
                                                            4,753,319
                                                         ------------
             Information Technology -
              Software & Services -- 5.09%
    92,500   Asia Satellite Telecommunications
              Holdings Limited                              1,558,625
    65,000   Business Objects S.A. *                        1,470,950
    30,000   DigitalNet Holdings, Inc. *                      609,900
    93,000   Keane, Inc. *                                  1,273,170
   189,800   TESSCO Technologies Incorporated *             3,294,928
                                                         ------------
                                                            8,207,573
                                                         ------------
             Information Technology - Technology
              Hardware & Equipment -- 8.39%
     7,500   Black Box Corporation                            354,450
   110,000   Emulex Corporation *                           1,574,100
    59,000   FLIR Systems, Inc. *                           3,239,100
    60,000   Foundry Networks, Inc. *                         844,200
   495,000   Pemstar, Inc. *                                1,148,400
    10,900   Plantronics, Inc. *                              458,890
   143,800   Sypris Solutions, Inc.                         2,759,522
    55,000   Tekelec *                                        999,350
   115,000   Vishay Intertechnology, Inc. *                 2,136,700
                                                         ------------
                                                           13,514,712
                                                         ------------
             Materials -- 2.10%
    77,500   AptarGroup, Inc.                               3,385,975
                                                         ------------
                  TOTAL COMMON STOCKS
                   (cost $112,036,649)                    154,685,483
                                                         ------------
PREFERRED STOCK -- 1.18%
       300   Contango Oil & Gas Company
              Series C Cumulative Convertible
              Preferred, par value $0.04 per share,
              Private Placement Restricted
                   (cost $1,500,000)                        1,899,945
                                                         ------------
SHORT-TERM INVESTMENTS -- 3.07%
             Commercial Paper -- 1.24%
$1,000,000   Kraft Foods, Inc.
              07/01/04, 1.15%                               1,000,000
 1,000,000   American Express Credit Corporation
              07/06/04, 1.25%                                 999,826
                                                         ------------
                                                            1,999,826
                                                         ------------
             Variable Rate Demand Note -- 1.83%
 2,943,434   U.S. Bank N.A.
              07/01/04, 1.11%                               2,943,434
                                                         ------------
                  TOTAL SHORT-TERM INVESTMENTS
                   (cost $4,943,260)                        4,943,260
                                                         ------------
                  TOTAL INVESTMENTS
                   (cost $118,479,909) -- 100.24%         161,528,688
                                                         ------------
             LIABILITIES, NET OF
              OTHER ASSETS -- (0.24)%                        (381,406)
                                                         ------------
                  TOTAL NET ASSETS
                   (Basis of percentages
                   disclosed above) -- 100%              $161,147,282
                                                         ------------
                                                         ------------

* Non-income producing security.

The accompanying notes to financial statements are an integral part of this schedule.

Statement of Assets and Liabilities
June 30, 2004 (unaudited)
-------------------------------------------------------------------------------

ASSETS
    Investments in securities at value (cost $118,479,909) ....   $161,528,688
                                                                  ------------
    Receivables -
         Investment securities sold ...........................        997,455
         Dividend and interest ................................         46,438
         Capital stock purchased ..............................         41,437
         Other ................................................         25,098
                                                                  ------------
              Total receivables ...............................      1,110,428
                                                                  ------------
              Total assets ....................................    162,639,116
                                                                  ------------

LIABILITIES
    Payables -
         Investment securities purchased ......................      1,359,276
         Management fee .......................................         97,211
         Other payables and accrued expense ...................         35,347
                                                                  ------------
              Total liabilities ...............................      1,491,834
                                                                  ------------
              Total net assets ................................   $161,147,282
                                                                  ------------
                                                                  ------------

NET ASSETS CONSIST OF
    Paid in capital ...........................................   $117,809,060
    Net unrealized appreciation on investments ................     43,048,779
    Accumulated undistributed
     net realized gain on investments .........................        446,968
    Accumulated net investment loss ...........................       (157,525)
                                                                  ------------
              Total net assets ................................   $161,147,282
                                                                  ------------
                                                                  ------------

NET ASSET VALUE PER SHARE ($.01 par value,
 20,000,000 shares authorized),
 offering price and redemption price
 ($161,147,282 / 8,478,737 shares outstanding) ................         $19.01
                                                                        ------
                                                                        ------

The accompanying notes to financial statements are an integral part of this statement.

Statement of Operations
For the six months ended June 30, 2004 (unaudited)
-------------------------------------------------------------------------------

INCOME
    Dividend ..................................................    $   479,039
    Interest ..................................................         40,458
                                                                   -----------
         Total income .........................................        519,497
                                                                   -----------

EXPENSES
    Management fee ............................................        577,237
    Transfer agent fees .......................................         34,931
    Registration fees .........................................         18,080
    Audit and tax fees ........................................         10,000
    Postage and mailing .......................................          8,276
    Legal fees ................................................          7,541
    Accounting system and pricing service fees ................          5,643
    Printing ..................................................          4,091
    Custodian fees ............................................          3,862
    Directors' fees ...........................................          3,000
    Other operating expenses ..................................          4,361
                                                                   -----------
         Total expenses .......................................        677,022
                                                                   -----------
         Net investment loss ..................................       (157,525)
                                                                   -----------

NET REALIZED GAIN ON INVESTMENTS ..............................      8,064,894
                                                                   -----------
CHANGE IN NET UNREALIZED APPRECIATION ON INVESTMENTS ..........      5,194,383
                                                                   -----------

    Net realized and unrealized gain on investments ...........     13,259,277
                                                                   -----------
    Net increase in net assets resulting from operations ......    $13,101,752
                                                                   -----------
                                                                   -----------

The accompanying notes to financial statements are an integral part of this statement.

Statements of Changes in Net Assets
For the six months ended June 30, 2004 (unaudited) and the year ended
December 31, 2003
-------------------------------------------------------------------------------
                                              Six Months
                                                Ended
                                              06/30/2004             2003
                                           ----------------      --------------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
    Net investment loss ....................  $   (157,525)      $    (393,244)
    Net realized gain on investments .......     8,064,894           8,124,632
    Change in net unrealized
     appreciation on investments ...........     5,194,383          33,792,451
                                              ------------       -------------
         Net increase in net assets
          resulting from operations ........    13,101,752          41,523,839
                                              ------------       -------------

CAPITAL SHARE TRANSACTIONS
    Proceeds from shares issued
     (874,207 and 10,716,877
     shares, respectively) .................    16,297,180         141,975,553
    Cost of shares redeemed
     (772,274 and 10,946,198
     shares, respectively) .................   (14,260,534)       (145,004,391)
                                              ------------       -------------
         Increase (decrease) in net assets
          derived from capital share
          transactions .....................     2,036,646          (3,028,838)
                                              ------------       -------------
         Total increase in net assets ......    15,138,398          38,495,001
                                              ------------       -------------

NET ASSETS
    Beginning of period ....................   146,008,884         107,513,883
                                              ------------       -------------
    End of period (including accumulated
     net investment loss of
     $(157,525) as of June 30, 2004) .......  $161,147,282       $ 146,008,884
                                              ------------       -------------
                                              ------------       -------------

The accompanying notes to financial statements are an integral part of these statements.

Notes to Financial Statements
June 30, 2004 (unaudited)
------------------------------------------------------------------------------
(1) Summary of Significant Accounting Policies --
    Nicholas Limited Edition, Inc. (the "Fund") is organized as a Maryland corporation and is registered as an open-end, diversified management investment company under the Investment Company Act of 1940 (the "1940
    Act"), as amended.  The primary objective of the Fund is long-term growth.
    The following is a summary of the significant accounting policies of the
    Fund:

    (a)  Each equity security is valued at the last sale price reported by the principal security exchange on which the issue is traded, or if no sale is reported, the last bid price.  Debt securities, excluding short-term investments, are valued at their current evaluated bid price as determined by an independent pricing service, which generates evaluations on the basis of dealer quotes for normal,
         institutional-sized trading units, issuer analysis, bond market activity and various other factors.  Securities for which market quotations may not be readily available are valued at their fair value as determined in good faith by the Board of Directors.  Variable rate demand notes are valued at cost, which approximates market value.
         U.S. Treasury Bills and commercial paper are stated at amortized cost, which approximates market value.  Investment transactions are recorded no later than the first business day after the trade date.

    (b)  Net realized gain (loss) on portfolio securities was computed on the basis of specific identification.

    (c)  Dividend income is recorded on the ex-dividend date, and interest income is recognized on an accrual basis.  Non-cash dividends, if any, are recorded at value on date of distribution.  Dividends and distributions paid to shareholders are recorded on the ex-dividend date.

    (d)  Provision has not been made for federal income taxes or excise taxes since the Fund has elected to be taxed as a "regulated investment company" and intends to distribute substantially all net investment income and net realized capital gains on sales of investments to its shareholders and otherwise comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies.

         As of June 30, 2004, the Fund has no capital loss carryforward.

         For the period ended June 30, 2004, the Fund had a tax deferral of wash loss sales of approximately $24,000.

    (e)  Distributions from net investment income are generally declared and paid annually.  Distributions of net realized capital gain, if any, are declared and paid at least annually.

         The amount of distributions from net investment income and net realized capital gain are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States.  To the extent these book and tax differences are permanent in nature, such amounts are reclassified among paid in capital, accumulated undistributed net realized gain
         (loss) on investments and accumulated undistributed net investment income.  Accordingly, at June 30, 2004, no reclassifications were recorded.

         There were no distributions paid during the six months ended June 30,
         2004 and the year ended December 31, 2003.

         As of June 30, 2004 investment cost for federal tax purposes was
         $118,503,922 and the tax basis components of net assets were as follows:

              Unrealized appreciation ....................... $ 49,732,187
              Unrealized depreciation .......................   (6,707,421)
                                                              ------------
              Net unrealized appreciation ...................   43,024,766
                                                              ------------
              Accumulated ordinary loss .....................     (157,525)
              Accumulated undistributed
               realized capital gain ........................      470,981
              Paid in capital ...............................  117,809,060
                                                              ------------
              Net assets .................................... $161,147,282
                                                              ------------
                                                              ------------

         The differences between book-basis and tax-basis unrealized appreciation (depreciation), accumulated ordinary loss and accumulated undistributed realized capital gain are attributable primarily to the tax deferral of losses from wash sales.

    (f)  The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes.  Actual results could differ from estimates.

(2) Investment Adviser and Management Agreement --
    The Fund has an agreement with Nicholas Company, Inc. (with whom certain officers and directors of the Fund are affiliated) (the "Adviser") to serve as investment adviser and manager.  Under the terms of the agreement, a monthly fee is paid to the Adviser based on an annualized fee of .75% of the average net asset value.  Also, the Adviser may be reimbursed for clerical and administrative services rendered by its personnel.  No amounts were paid by the Fund for clerical and administrative services during the period ended June 30, 2004.

(3) Investment Transactions --
    For the period ended June 30, 2004, the cost of purchases and the proceeds from sales of investment securities, other than short-term obligations, aggregated $31,620,384 and $25,831,828, respectively.

Historical Record (unaudited)
--------------------------------------------------------------------------------------------------

                                     Net Investment                     Dollar        Growth of
                            Net          Income      Capital Gain      Weighted      an Initial
                        Asset Value   Distributions  Distributions  Price/Earnings     $10,000
                         Per Share      Per Share      Per Share       Ratio **     Investment ***
                        -----------  --------------  -------------  --------------  --------------
May 18, 1987 * .........  $10.00        $  --           $  --             --            $10,000
December 31, 1987 ......    9.15          .0900            --            13.9 times       9,242
December 31, 1988 ......   11.29          .0969           .2527          14.1            11,762
December 31, 1989 ......   12.49          .1453           .6151          16.3            13,804
December 31, 1990 ......   12.03          .1207           .1213          14.2            13,566
December 31, 1991 ......   16.86          .1228           .2407          21.9            19,429
December 31, 1992 ......   18.77          .0815           .8275          18.8            22,690
December 31, 1993 ......   18.68          .0867          1.6782          20.4            24,738
December 31, 1994 ......   17.09          .1031           .9065          18.3            23,985
December 31, 1995 ......   19.22          .0761          2.9353          25.2            31,223
December 31, 1996 ......   20.74          .0124          2.6151          30.7            38,031
December 31, 1997 ......   25.07          .0029          2.4886          33.0            50,590
December 31, 1998 ......   24.20          .0142          1.2490          30.3            51,436
December 31, 1999 ......   22.61          .0538           .5439          23.4            49,333
December 31, 2000 ......   15.16           --            5.5800          25.9            45,063
December 31, 2001 ......   16.37           --             .0357          25.5            48,764
December 31, 2002 ......   12.49           --             .0311          21.4            37,299
December 31, 2003 ......   17.43           --              --            24.2            52,051
June 30, 2004 ..........   19.01           --              --            27.4            56,770

  * Date of Initial Public Offering.
 ** Based on latest 12 months accomplished earnings.
*** Assuming reinvestment of all distributions.

   Range in quarter end price/earnings ratios
           High                      Low
------------------------     -------------------
September 30, 1997  35.5     June 30, 1988  13.3

INFORMATION ON PROXY VOTING
-------------------------------------------------------------------------------
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request by calling 800-227-5987 (toll-free) or 414-272-6133.  It also appears in the Fund's Statement of Additional Information, which can be found on the SEC's website, www.sec.gov.  A record of how the Fund voted its proxies for the period from July 1, 2003 to June 30, 2004 is also available on the Fund's website, www.nicholasfunds.com, and the SEC's website, www.sec.gov.

Nicholas Family of Funds
Services Offered
-------------------------------------------------------------------------------
*     IRAs
      * Traditional      * SIMPLE
      * Roth             * SEP

*     Coverdell Education Accounts

*     Self-employed Master Retirement Plan
      * Profit Sharing   * Money Purchase

*     Automatic Investment Plan

*     Direct Deposit of Dividend and Capital Gain Distributions

*     Systematic Withdrawal Plan with Direct Deposit

*     Monthly Automatic Exchange between Funds

*     Telephone Redemption

*     Telephone Exchange

*     24-hour Automated Account Information (1-800-544-6547)

*     24-hour Internet Account Access (www.nicholasfunds.com)

Please call a shareholder representative for further information on the above services or with any other questions you may have regarding the Nicholas Family of Funds (1-800-227-5987).

                            Directors and Officers

                  ALBERT O. NICHOLAS, President and Director

                           ROBERT H. BOCK, Director

                         TIMOTHY P. REILAND, Director

                          JAY H. ROBERTSON, Director

                  DAVID L. JOHNSON, Executive Vice President

           THOMAS J. SAEGER, Executive Vice President and Secretary

                   DAVID O. NICHOLAS, Senior Vice President

                    LYNN S. NICHOLAS, Senior Vice President

                     JEFFREY T. MAY, Senior Vice President

                         MARK J. GIESE, Vice President

                       CANDACE L. LESAK, Vice President

                          MARY C. GOSEWEHR, Treasurer

                              Investment Adviser
                            NICHOLAS COMPANY, INC.
                             Milwaukee, Wisconsin
                         414-272-6133 or 800-227-5987

                                Transfer Agent
                        U.S. BANCORP FUND SERVICES, LLC
                             Milwaukee, Wisconsin
                         414-276-0535 or 800-544-6547

                                   Custodian
                                U.S. BANK N.A.
                               Cincinnati, Ohio

                 Independent Registered Public Accounting Firm
                             DELOITTE & TOUCHE LLP
                             Milwaukee, Wisconsin

                                    Counsel
                         MICHAEL BEST & FRIEDRICH LLP
                             Milwaukee, Wisconsin

This report is submitted for the information of shareholders of the Fund.  It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

                               SEMIANNUAL REPORT

                        NICHOLAS LIMITED EDITION, INC.

700 North Water Street
Milwaukee, WIsconsin 53202
www.nicholasfunds.com

June 30, 2004

Item 2. Code of Ethics.

Applicable only to annual reports.

Item 3. Audit Committee Financial Expert.

Applicable only to annual reports.

Item 4. Principal Accountant Fees and Services.

Applicable only to annual reports.

Item 5. Audit Committee of Listed Registrants.

Applicable only for annual reports covering periods ending on or after the earlier of (i) the first annual shareholder meeting after January 15, 2004 or (ii) October 31, 2004.

Item 6. Schedule of Investments.

The schedule of investments in securities of unaffiliated issuers is included as part of the report to shareholders filed under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Applicable only to annual reports filed by closed-end funds.

Item 8. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

Applicable only to closed-end funds.

Item 9.  Submission of Matters to a Vote of Security Holders.

Not applicable to this filing.

Item 10. Controls and Procedures.

The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report. There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls subsequent to the date of their evaluation.

Item 11. Exhibits.

(a)(1) Code of Ethics -- Any code of ethics, or amendments thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

Not applicable to this filing.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Section 302 of the Sarbannes-Oxley Act of 2002, attached hereto as part of EX-99.CERT.

(a)(3)  Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more person.

Applicable only to closed-end funds.

(b) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Section 906 of the Sarbannes-Oxley Act of 2002, attached hereto as part of EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nicholas Limited Edition, Inc.

By: /s/ Albert O. Nicholas

Name: Albert O. Nicholas

Title: Principal Executive Officer

Date: 08/31/2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Albert O. Nicholas

Name: Albert O. Nicholas

Title: Principal Executive Officer

Date: 08/31/2004

By: /s/ Jeffrey T. May

Name: Jeffrey T. May

Title: Principal Financial Officer

Date: 08/31/2004